Fees Summary	Jan. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	414,300.00
Total Offset Amount	0.00
Net Fee	414,300.00
Narrative - Max Aggregate Offering Price	$ 3,000,000,000.00
Final Prospectus	true